American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Conservative
October 31, 2022

One Choice Portfolio: Very Conservative - Schedule of Investments
OCTOBER 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 59.5%
Diversified Bond Fund Investor Class	11,507,012	103,563,110
High Income Fund Investor Class	595,553	4,776,334
Inflation-Adjusted Bond Fund Investor Class	4,161,967	45,698,403
Short Duration Fund Investor Class	6,080,905	58,863,162
Short Duration Inflation Protection Bond Fund Investor Class	5,664,007	58,905,670
		271,806,679
Domestic Equity Funds — 24.1%
Disciplined Growth Fund Investor Class	272,218	4,807,366
Equity Growth Fund Investor Class	339,102	8,250,349
Focused Large Cap Value Fund Investor Class	3,748,821	37,000,866
Growth Fund Investor Class	187,879	6,994,731
Heritage Fund Investor Class	307,255	5,659,631
Mid Cap Value Fund Investor Class	1,247,286	19,894,213
Real Estate Fund Investor Class	94,593	2,345,896
Small Cap Growth Fund Investor Class	154,399	2,544,496
Small Cap Value Fund Investor Class	269,961	2,553,830
Sustainable Equity Fund Investor Class	508,790	19,746,140
		109,797,518
International Fixed Income Funds — 16.4%
Emerging Markets Debt Fund Investor Class	804,630	6,614,062
Global Bond Fund Investor Class	4,214,467	36,539,432
International Bond Fund Investor Class	3,246,225	31,715,615
		74,869,109
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $468,851,985)		456,473,306
OTHER ASSETS AND LIABILITIES†		(12,570)
TOTAL NET ASSETS — 100.0%		$456,460,736

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$111,059	$3,677	$1,332	$(9,841)	$103,563	11,507	$(232)	$728
High Income Fund	5,409	76	512	(197)	4,776	596	(82)	76
Inflation-Adjusted Bond Fund	49,948	98	296	(4,052)	45,698	4,162	(37)	—
Short Duration Fund	63,153	599	3,585	(1,304)	58,863	6,081	(264)	368
Short Duration Inflation Protection Bond Fund	63,900	—	2,378	(2,616)	58,906	5,664	(36)	—
Disciplined Growth Fund Investor	5,421	—	136	(478)	4,807	272	(7)	—
Equity Growth Fund	10,690	20	2,336	(124)	8,250	339	(405)	20
Focused Large Cap Value Fund	39,353	395	2,612	(135)	37,001	3,749	(266)	200
Growth Fund	8,061	—	336	(730)	6,995	188	(93)	—
Heritage Fund	5,927	—	—	(267)	5,660	307	—	—
Mid Cap Value Fund	21,001	171	746	(532)	19,894	1,247	(80)	102
Real Estate Fund	2,917	17	63	(525)	2,346	95	82	17
Small Cap Growth Fund	4,689	—	3,006	862	2,545	154	(947)	—
Small Cap Value Fund	4,870	5	2,407	86	2,554	270	(281)	6
Sustainable Equity Fund	21,446	343	1,158	(885)	19,746	509	(158)	—
Emerging Markets Debt Fund	6,977	23	—	(386)	6,614	805	—	22
Global Bond Fund	39,696	170	619	(2,708)	36,539	4,214	(102)	169
International Bond Fund	34,122	1,582	141	(3,847)	31,716	3,246	(37)	—
	$498,639	$7,176	$21,663	$(27,679)	$456,473	43,405	$(2,945)	$1,708
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.